Capital and reserves (Details) $ in Millions						1 Months Ended		12 Months Ended
	Mar. 04, 2021 CHF (SFr) shares	Dec. 03, 2020	Dec. 01, 2020 CHF (SFr) shares	May 15, 2019	Jan. 24, 2019	Jun. 30, 2021	Apr. 23, 2020	Dec. 31, 2021 CHF (SFr) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 CHF (SFr)	Dec. 31, 2019 CHF (SFr)
Disclosure of share capital, reserves and other equity interest [text block] [Abstract]
Securities purchase agreements description		the Company entered into securities purchase agreements with several institutional investors for the purchase and sale of 2,000,000 common shares at an offering price of $4.00 per share, pursuant to a registered direct offering. The net proceeds of the offering were approximately $7.3 million.				the Company completed the acquisition of Trasir. The upfront acquisition price of USD 2.5 million was paid with 764,370 non-registered common shares at USD 3.27 each to the selling shareholders. In addition, 9,173 non-registered common shares were issued to reimburse USD 30,000 in expenses incurred by certain selling Trasir shareholders.
Convertible loan amount | SFr	SFr 604,545		SFr 895,455
Common shares | shares	516,814		737,000
Conversion price	1.35%		1.35%
Interest rate | SFr	SFr 40,628							SFr 189,695		SFr 135,151	SFr 28,628
Description of purchase agreement							Pursuant to the purchase agreement, LPC agreed to subscribe for up to USD 10,000,000 of our common shares over the 30-month term of the purchase agreement. In 2020, we issued 1,200,000 of our common shares to LPC for an aggregate amount of USD 1.1 million. The 2020 Commitment Purchase Agreement replaced the 2018 Commitment Purchase Agreement. Under the 2018 Commitment Purchase Agreement agreed to purchase common shares for up to $10,000,000 over the 30-month term of the Purchase Agreement. Prior to its termination we had issued 587,500 common shares for aggregate proceeds of $1.8 million to LPC under the LPC Purchase Agreement. The Purchase Agreement replaced the Purchase Agreement that we entered into with LPC on October 10, 2017 (the “2017 Commitment Purchase Agreement”), which was terminated as a result of the Merger. Under the 2017 Commitment Purchase Agreement, LPC agreed to subscribe for up to $13,500,000 of our common shares, and prior to its termination, we had issued an aggregate of 2,600,000 (pre-merger) common shares for aggregate proceeds of $1.8 million to LPC under the 2017 Commitment Purchase Agreement.
Description of public offering				the Company completed a public offering of (i) 440,000 common shares with a par value of CHF 0.40 each, together with warrants to purchase 440,000 common shares, and (ii) 1,721,280 pre-funded warrants, with each pre-funded warrant exercisable for one common share, together with warrants to purchase 1,721,280 common shares, including 110,000 common shares and warrants to purchase 110,000 common shares sold pursuant to a partial exercise by the underwriters of the underwriters’ over-allotment option (the “May 2019 Registered Offering”). The exercise price for the pre-funded warrants was CHF 0.01 per common share and for the warrants CHF 4.34. The net proceeds to us from the May 2019 Registered Offering were approximately $7.7 million, after deducting underwriting discounts and other offering expenses payable by us. All pre-funded warrants were exercised in 2019. In December 2020, 1,263,845 warrants were exercised. The remaining 897,435 warrants were exercised in March 2021.
Offering price | $									$ 25.0
Sale of common stock | shares								1,184,700	1,184,700
Common shares for an aggregate | shares								1,943,318	1,943,318
Aggregate offering price | $									$ 5.4
Transaction costs | SFr								SFr 71,161
Description of Memorandum of Continuance					The Company’s Memorandum of Continuance and the Bye-laws that were adopted at an extraordinary meeting of shareholders held on March 8, 2019 provided for an authorized share capital of 200,000,000 common shares and 20,000,000 preference shares. Following a reverse share split at a ratio of 20-for-1 on May 1, 2019, a decision by the annual general meeting of shareholders on June 4, 2020 to increase the authorized share capital and the reduction of the par value of June 30, 2020, our authorized share capital consists of 25,000,000 common shares, par value CHF 0.01 per share, and 20,000,000 preference shares, par value CHF 0.02 per share.